Loans - Summary of Average Net Investment in Impaired Loans and Interest Income Recognized and Received on Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 2,303	$ 7,220
Interest Income Recognized	161	335
Interest Income Received	202	440
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	289	1,552
Interest Income Recognized	18	34
Interest Income Received	16	66
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,317	4,841
Interest Income Recognized	115	301
Interest Income Received	135	339
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	119	102
Interest Income Received	12	2
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	578	725
Interest Income Recognized	28
Interest Income Received	$ 39	$ 33